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U.S. GLOBAL ACCOLADE FUNDS

SEMI-ANNUAL REPORT
April 30, 1998

[Graphics:  Photos of sections of various country currencies]


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U.S. GLOBAL ACCOLADE FUNDS
April 30, 1998
SEMI-ANNUAL REPORT

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(Graphic:  U.S. Global Investors Logo)

U.S. GLOBAL ACCOLADE FUNDS              APRIL 30, 1998
SEMI-ANNUAL REPORT
(Unaudited)

Contents
Letter to Shareholders                  5
Fund Manager's Perspective              7
Portfolios of Investments              19
Statements of Assets and Liabilities   38
Statements of Operations               40
Statements of Changes in Net Assets    42
Notes to Financial Statements          46
Financial Highlights                   51

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[Graphics:  U.S. Global Investors Logo]


U.S. Global Investors, Inc.
P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1-800-US-FUNDS
Fax 210-308-1217
www.usfunds.com

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(Graphic:  Picture of Frank E. Holmes)


Dear Shareholder,


During the past six months we have seen less Asian impact on U.S. stock markets than was initially predicted. In the United States, inflation remained low, and the economy grew at a healthy rate. The Dow Jones Industrial Average and the S&P 500 Index both reached record highs in mid-April. The U.S. dollar remained strong during the period, and consumer confidence was high. Nonetheless, political and economic problems continued to negatively affect markets in Asia, and by association, emerging markets worldwide. The primary beneficiaries have been U.S. equities, particularly those stocks in the Dow Jones Industrial Average, as money moves from emerging markets into America's blue-chip stocks.

Among our Accolade Funds we are particularly proud of the Regent Eastern European Fund which, in its first year of operations, was ranked the #1 performing fund out of 142 in the category of emerging markets for the year ended 3/31/98, according to Lipper Analytical Services. The Fund seeks out the most promising investments in the former Eastern Bloc countries of Eastern Europe and Russia.

In the following pages you will find a fund-by-fund analysis of the factors that have influenced your investment's performance. Also included are reports on portfolio holdings, information on fund diversification, and financial activities.

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Stay in touch with your investments by calling Portfolio Direct (1-800-US-FUNDS, option #6) and listening to the insights of your fund manager. Our Investor Alert (1-800-US-FUNDS, option #4) gives you insight into events occurring in the marketplace on a weekly basis.

Remember to build your position in a fund gradually by investing on a regular basis over time and allocating your assets wisely. If you have any questions about the facts and figures found in these pages, or have suggestions for future editions, don't hesitate to contact us.

Sincerely,


/s/ Frank Holmes


Frank Holmes
Chairman & CEO
U.S. Global Investors

P.S. Don't forget U.S. Global Investors offers 15 no-load funds to help you invest in China, real estate, natural resources, precious metals, tax-free bonds and blue-chip stocks. Our money market funds offer free, unlimited checkwriting and competitive yields. For more information please call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com





Past performance does not guarantee future results. Investment return and principle value will fluctuate. You may have a gain or a loss when you sell shares. For more information, including charges and expenses call 1-800-US-FUNDS. Please read the prospectus carefully before investing.

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

FUND MANAGER'S PERSPECTIVE

BONNEL GROWTH FUND

INTRODUCTION
     The Fund focuses on mid-cap growth issues in three major sectors:    health
     care, technology and retailing.    More growth is found in these industries
     than most others. Our primary objective is long-term capital appreciation.

PERFORMANCE
     The Fund was up 12.89% for the six month period ended April 30, 1998. Our expense ratio is an annualized 1.74%.

PORTFOLIO PROFILE
     The Fund had  net assets  of $109.8  million as of April 30, 1998.   We are
     fully invested with minimal cash holdings.

SIX MONTHS IN REVIEW
     The Fund declined in November on market fears that Asian financial woes would lead to reduced sales of American goods and services. The Fund bounced off its lows in January and has since risen steadily. The problems in Asia have had one positive effect in that the Federal Reserve Board will probably not raise interest rates in May. As a result, the economy and the stock market should continue their upward trend. The stock market reached record highs in April before retreating slightly. The U.S. dollar remains strong. The commodity indices have shown little upside inflationary pressure which should help keep interest rates steady. The Asian market for technological goods declined due to currency devaluations and consumer fears, but the cost of producing goods fell, resulting in higher profit margins for those corporations which manufacture equipment in Asia. There is tremendous liquidity in the market, and money continues to flow into index and blue chip stocks. However, investors seem to be returning to mid-cap stocks, especially those with good liquidity, in an effort to find better value. The period saw several mega-mergers including that of Citi-corp and Traveler's Insurance. We expect this sort of consolidation to continue as smaller players merge to create economies of scale in such areas as research and development, marketing, and manufacturing. Such con-solidations will reduce the number of available shares, which may have a positive effect on mid-cap stocks.

INVESTMENT HIGHLIGHTS
     The Fund has maintained diversity while looking for quality growth. Our holdings in the retail and health sectors continue to perform admirably. We like the Gap which is opening new stores in its retail chain, including Banana Republic and Old Navy. We also like a number of pharmaceuticals which are closing in on arthritis, diabetes, and even cancer. Pfizer is a great company with a strong product line and more great products in the pipeline. Schering-Plough and Warner-Lambert are also companies of note in the pharmaceuticals field. As a reminder, Fund holdings are subject to change as these issues are constantly being evaluated. Any holdings mentioned here should not be taken as a recommendation.

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BONNEL GROWTH FUND

CURRENT OUTLOOK
     The U.S. economy is on a solid footing. Unemployment is at a 28 year low. Hopefully we've seen the worst that Asia has to offer. Our current outlook for the coming year is positive. However, inflation may become more of an issue in the coming months. The tremendous liquidity in the stock market means investors are likely to turn their attention to undervalued stocks during the next few quarters. Retail sales on the Internet are exploding, making this a highly lucrative field. We like stocks related to the coming of digital television, and we are looking for continued strength in retail-ing.

TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.                3.36%
     COMPUTERS & DATA PROCESSING
--------------------------------------------------------------------------------
GAP, INC.                          3.31%
     APPAREL
--------------------------------------------------------------------------------
XEROX                              3.13%
     PHOTOGRAPHIC EQUIPMENT
--------------------------------------------------------------------------------
LEGATO SYSTEMS,  INC.              2.90%
     COMPUTER SOFTWARE
--------------------------------------------------------------------------------
SAFESKIN CORP.                     2.62%
     FABRICATED RUBBER PRODUCTS
--------------------------------------------------------------------------------
WARNER-LAMBERT CO.                 2.61%
     PHARMACEUTICALS
--------------------------------------------------------------------------------
BIOGEN, INC.                       2.44%
     HEALTHCARE EQUIPMENT & SERVICES
--------------------------------------------------------------------------------
SCHERING-PLOUGH  CORP.             2.21%
     PHARMACEUTICALS
--------------------------------------------------------------------------------
THERAGENICS  CORP.                 2.09%
     HEALTHCARE EQUIPMENT & SERVICES
--------------------------------------------------------------------------------
KEANE, INC.                        2.08%
     COMPUTER SOFTWARE
--------------------------------------------------------------------------------
OTHER                             73.25%
--------------------------------------------------------------------------------


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS

Electronics & Components           7.88%

Computers & Data Processing        8.56%

Pharmaceuticals                    9.03%

Healthcare Equipment & Services    9.56%

Computer Software                 11.65%

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FUND MANAGER'S PERSPECTIVE

MEGATRENDS FUND

INTRODUCTION
    The Fund's portfolio primarily holds equity investments in order to maximize safe growth potential, while having the flexibility to shift assets into bonds and money market securities when we believe they offer better perform-ance and a higher level of safety than stocks.

PERFORMANCE
    The Fund is up 12.16% for the six month period ended April 30, 1998. Our ex-pense ratio is an annualized 2.16%.

PORTFOLIO PROFILE
    The Fund had net assets of $26.4 million as of April 30, 1998.

SIX MONTHS IN REVIEW
    Although real short-term interest rates have been rising, equity prices continue to move higher, credit has been readily available and nominal long-term interest rates are near their lowest levels in decades. This growth in the money supply coupled with low consumer prices has fueled a burst of domestic spending which has furthered the expansion of the U.S. economy. Historically, economic growth creates inflation as labor and commodity prices rise in conjunction with increased growth and consumption.Yet despite the lowest unemployment figures in nearly three decades, any wage inflation was offset by higher productivity, lower commodity costs due to lack of demand in Asia, and lower prices on imported goods due to the strong U.S. dollar. As a result, the U.S. economy continued its trend of strong growth and low inflation with only a nominal increase in interest rates by the Federal Reserve in March of 1998.

    The continuing Asian economic crisis has not yet shown a significant impact on American corporate earnings, and what effect it will have remains to be seen. Nonetheless, market averages made new highs in April before retreating slightly to end the period. Like last year the gains in the past six months were largely concentrated in blue-chip stocks as investors looked to the relative safety of America's large-caps.

INVESTMENT HIGHLIGHTS
     During the period, Berkshire Hathaway became our largest holding. Captained by one of the shrewdest investors of all-time, Berkshire Hathaway has among its holdings some of the best franchises in the world. Investing in Berkshire Hathaway is an excellent way to achieve one of the Fund's objectives which is to own companies with worldwide franchises. We are also encouraged that Mr. Buffet has shown flexibility by taking action to hedge his holdings. Berkshire Hathaway is now our largest holding and should continue to hold that distinction for the foreseeable future.

FUND MANAGER'S PERSPECTIVE

MEGATRENDS FUND

     Another of the Fund's holdings, Sotheby's, offers a world-class franchise in a small-cap package and stands to capitalize on increasing worldwide incomes. Despite current low earnings, the fundamentals for oil stocks remain excellent. Future earnings estimates are still strong for the in-dustry, and even with declining consumption in Asia, the world is producing 95% capacity in oil. Gold stocks, which comprise only a small holding in the Fund, did not recover during the period. As a reminder, Fund holdings are subject to change as these issues are constantly being evaluated. Any holdings mentioned here should not be taken as a recommendation.

CURRENT OUTLOOK
     While Asia is a concern for corporate earnings going forward, of greater concern is the threat of wage inflation as employment levels and wages reach the highest levels in decades. As a result, there is some indication that inflation will become a factor in the coming months. Conversely,Asia's problems could worsen, further putting a drag on the global economy and counter-acting inflationary pressures. While at this time the economic outlook is extremely difficult to predict, the Fund is poised to take advantage of a variety of market environments.

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FUND MANAGER'S PERSPECTIVE

MEGATRENDS FUND

TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.                7.79%
     HOLDING COMPANY
--------------------------------------------------------------------------------
SOTHEBY'S HOLDINGS, INC.                5.67%
     BUSINESS SERVICES
--------------------------------------------------------------------------------
ALPINE GROUP, INC.                      4.72%
     CORDAGE & TWINE
--------------------------------------------------------------------------------
SONY CORP.                              4.50%
     COMMUNICATIONS EQUIPMENT
--------------------------------------------------------------------------------
PIONEER HI-BRED INTERNATIONAL, INC.     4.28%
     FARMING
--------------------------------------------------------------------------------
CHEVRON CORP.                           3.75%
     PETROLEUM REFINING
--------------------------------------------------------------------------------
BRE PROPERTIES, INC.                    3.48%
     REAL ESTATE INVESTMENT TRUST
--------------------------------------------------------------------------------
MICROSOFT CORP.                         3.41%
     COMPUTERS & DATA PROCESSING
--------------------------------------------------------------------------------
HARTFORD FINANCIAL SERVICES GROUP, INC. 3.35%
     INSURANCE
--------------------------------------------------------------------------------
NEW PLAN REALTY TRUST                   3.33%
     REAL ESTATE INVESTMENT TRUST
--------------------------------------------------------------------------------
OTHER                                  55.72%
--------------------------------------------------------------------------------


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS

Oil & Gas Extraction & Services         7.97%

Holding Company                         7.79%

Metal Mining                            7.49%

Real Estate Investment Trust            6.80%

Insurance                               5.84%

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FUND MANAGER'S PERSPECTIVE

ADRIAN DAY GLOBAL OPPORTUNITY FUND

INTRODUCTION
     The Fund invests in stocks of blue-chip and emerging companies around the world in order to achieve long-term growth of capital.

PERFORMANCE
     The Fund is down 3.54% for the six month period ended April 30, 1998.

PORTFOLIO PROFILE
     The Fund had net assets of $3.3 million as of April 30, 1998.   Our expense
     ratio is an annualized 3.71%.

SIX MONTHS IN REVIEW
     Major global equity markets are over-valued by traditional yardsticks and vulnerable to higher interest rates or other shocks. This general over-valuation means looking for value in overlooked or unusual corners. Indeed, we have found good value in individual stocks in many major markets, in-cluding Britain, Switzerland, Australia, and Canada. Many of these great global companies and household names still represent value, and are perhaps temporarily depressed because of one problem or another - while others are overlooked values.

     Most of the Fund's decline occurred in the last part of 1997, as markets in Asia retreated an unprecedented amount over a short period. Many markets were down 50 - 90% in a matter of months. Although there was some prior concern about these markets, few, if any, foresaw the magnitude and speed with which it would happen. In addition, the decline in Asia had an effect on the established markets and on resources, due to concerns over reduced corporate earnings and lack of demand respectively.

     The resource sector-particularly the gold stocks-fell sharply at the end of the year, adding to declines that had taken place throughout the year.

     Although the Fund held only relatively moderate positions in Asia and in gold stocks, the devastation in these sectors had a negative impact on the Fund's overall performance.

INVESTMENT HIGHLIGHTS
     This calendar year - the second half of our six-month period under review - saw a recovery in Asia and global markets. Asia subsequently turned down again on events in Indonesia, while many major markets look wobbly due to concerns over low earnings, higher interest rates and over valuations.

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FUND MANAGER'S PERSPECTIVE

ADRIAN DAY GLOBAL OPPORTUNITY FUND

     We used the rallies in Asia to trim some of our positions, although on a longer term basis, we would look to buy deeply depressed assets for long-term recoveries.

     We have found value in developing markets and sectors like gold and oil. We are using the softness in the resource sector, including oil and pre-cious metals, to continue to build positions in strong companies, particu-larly in silver, oil and gold.In these sectors we have looked for companies with strong balance sheets and operations in several countries.

     We are also buying major companies that offer reasonable value in over-valued markets. We are still holding approximately 28% of our total assets in cash and cash equivalents, less than our previous report, as we deploy the cash to take advantage of opportunities.

     Our largest individual holdings are dominated by the resource sector, but this can be deceptive. Our gold and silver holdings, in particular, tend to be fairly concentrated among fewer, better names, whereas our holdings in banking, communications, financial services, and utilities tend to be much more diversified.

     For example, we hold over twice as much in banking stocks worldwide as we do in silver, yet two of our three silver companies show up in our top ten holdings and only one bank. Similarly, we have more in financial service stocks than in silver, yet none of our financial service stocks ranks in our top ten holdings.

     Also the total value of our holdings in gold mining equities is approxi-mately the same as our non-resource holdings in Chile, Britain and the US. Yet not a single non-resource company from any of those countries shows up in our top ten holdings, although several individual gold stocks do.

CURRENT OUTLOOK
     As I look ahead, the major global markets look over-valued and vulnerable, giving rise to a cautious stance. In Japan, the banking sector is on the brink of disaster, and Asia has a long, deep, recession ahead. We continue to buy quality stocks that we believe will not be hurt too much in the downturn and that we would be comfortable holding throughout a downturn. Our cash position allows us to take advantage of opportunities as they arise.

ADRIAN DAY GLOBAL OPPORTUNITY FUND

TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
FREEPORT MCMORAN COPPER & GOLD     4.54 %
     GOLD & SILVER MINING
--------------------------------------------------------------------------------
EURO-NEVADA MINING CORP.           2.52 %
     GOLD MINING
--------------------------------------------------------------------------------
INCO, LTD.                         2.41 %
     BASE METAL MINING
--------------------------------------------------------------------------------
NEWMONT MINING CORP.               2.31 %
     GOLD MINING
--------------------------------------------------------------------------------
BRIERLEY INVESTMENT, LTD.          2.16 %
     DIVERSIFIED OPERATIONS
--------------------------------------------------------------------------------
IMC GLOBAL, INC.                   2.02 %
     FERTILIZER
--------------------------------------------------------------------------------
FRANCO NEVADA MINING CORP., LTD.   1.83 %
     GOLD MINING
--------------------------------------------------------------------------------
MINORCO SA                         1.62 %
     DIVERSIFIED MINING
--------------------------------------------------------------------------------
PAN AMERICAN SILVER                1.56 %
     SILVER MINING
--------------------------------------------------------------------------------
HSBC HOLDINGS PLC                  1.42 %
     BANKS
--------------------------------------------------------------------------------
OTHER                             77.61 %
--------------------------------------------------------------------------------



TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS

Diversified Operations             4.33%

Oil & Gas Extraction & Services    5.44%

Banks                              6.88%

Diversified Mining                 7.94%

Gold Mining                       12.63%

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FUND MANAGER'S PERSPECTIVE

REGENT EASTERN EUROPEAN FUND

INTRODUCTION
     The Regent Eastern European Fund seeks to achieve long-term capital growth by investing in dynamic companies in the emerging markets of Eastern Europe including Russia and other countries within the former Soviet Union.

PERFORMANCE
     The Fund is up 5.99% for the six month period ended April 30, 1998. Our ex-pense ratio is an annualized 3.25%. The Fund was ranked #1 out of 142 emerging market funds for the year ended March 31, 1998, by Lipper Ana-lytical Services. The period was, on the whole, a strong one for the major Eastern European markets.

PORTFOLIO PROFILE
     The Fund had net assets of $9.8 million as of April 30, 1998.

SIX MONTHS IN REVIEW
     The major focus of the Fund is on the larger, more developed markets in the region, namely Russia, Hungary, Poland and the Czech Republic. Positive performance in the past six months was the result of a generally strong performance by Central European markets; Poland was up 18%, and Hungary was up 14% during the period. The major negative component of our portfolio was the Russian equity market, which fell by 18% during the period. The past six months were characterized by a general downturn in emerging market performance world-wide which created a certain level of negative investment sentiment towards this asset class. It began with the Asian crisis in the middle of last year. The negative undertones in emerg-ing markets have been further exacerbated by the weakness of the rand in South Africa, the largest emerging market, and political problems in Brazil, the largest country in Latin America. Whilst none of these problems occurred within Central and Eastern Europe, they have ultimately impacted the region as emerging markets as an asset class are viewed negatively.

     The biggest impact has been on Russia due to the continued high real inter-est rates and falling oil and gas prices. Domestic government bonds have increased in yield from 30% to 80% due to the Central Bank's determination to protect the currency. They are demonstrating to the investment world that they can maintain a stable currency, one of the prerequisites for inflows of both foreign direct investment and portfolio investment. Eastern Europe has been hurt by the level of high interest rates which have threatened the ruble and hurt the equity markets. We do not believe that there will be any devaluation in the Russian currency. Therefore, whilst the equity market has suffered due to currency concerns, we believe that the outlook given the stable ruble and a new tax code is very positive over the next six months.

REGENT EASTERN EUROPEAN FUND

     In March, Yeltsin fired his entire cabinet in an attempt to eliminate all political opposition to his chosen presidential successor in the June 2000 elections. The interim Prime Minister, who was previously unknown in international circles, is likely to be voted in on a full time basis, further strengthening Yeltsin's hand. Russia continues to suffer due to unusually low commodity prices, specifically oil and gold, which are two key components of the Russian economy and which each reached historic lows in January and February. Nonetheless, Russia's earnings growth and GDP growth are expected to be positive for 1998.

INVESTMENT HIGHLIGHTS
     The Polish market was the best performing market in the region over the period. After two years of under-performance by Poland, we are finally starting to see the benefits of tight fiscal and monetary policy and the benefits of equity capital raising as opposed to debt financing. Poland currently has the highest real interest rates in Central Europe. We expect these to fall dramatically over the next six months, and combined with the pick up in US dollar earnings, we are very positive for the Polish equity market going forward.

     The Hungarian market has continued its upward progression. Hungary has the highest quality companies and the highest quality company management in the region. Following the major advances in privatization in 1995, Hungary has been the best performing equity market in Central Europe over the past two years. While the rate of growth might slow, we still believe that the Hungarian market offers substantial value, and that Hungary will be the first member of the European Union enlargement. Therefore we maintain our high weighting in Hungarian equities.

CURRENT OUTLOOK
     Central and Eastern Europe are now very much integrated in the global emerging market scene. Whilst money is flowing out of global emerging markets, it will be very hard for the Central and Eastern European equity markets to perform. We do believe, however, that the rating of these equity markets is attractive relative to any other emerging market region, and any reversal in the flow of money will prove a substantial benefit to these markets.

FUND MANAGER'S PERSPECTIVE

REGENT EASTERN EUROPEAN FUND

TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
--------------------------------------------------------------------------------
MOL MAGYAR OLAJ-ES GAZIPARI RT.         11.24 %
     OIL & GAS EXTRACTION
--------------------------------------------------------------------------------
UNIFIED ENERGY SYSTEMS                   7.12 %
     ELECTRIC SERVICES
--------------------------------------------------------------------------------
BORSODCHEM RT.                           5.83 %
     CHEMICALS
--------------------------------------------------------------------------------
HUNGARIAN INVESTMENT CO., LTD.           5.65 %
     INVESTMENT COMPANIES
--------------------------------------------------------------------------------
KGHM POLSKA MIEDZ                        4.78 %
     METALS MINING
--------------------------------------------------------------------------------
VIMPEL-COMMUNICATIONS                    4.42 %
     COMMUNICATIONS
--------------------------------------------------------------------------------
ROSTELEKOM                               4.08 %
     COMMUNICATIONS
--------------------------------------------------------------------------------
LUKOIL HOLDING                           3.98 %
     OIL & GAS EXTRACTION
--------------------------------------------------------------------------------
A.O. TATNEFT                             3.75 %
     OIL & GAS EXTRACTION
--------------------------------------------------------------------------------
IRKUTSKENERGO                            3.70 %
     ELECTRIC SERVICES
--------------------------------------------------------------------------------
OTHER                                   45.45 %
--------------------------------------------------------------------------------


TOP 5 INDUSTRIES - BASED ON TOTAL INVESTMENTS

Chemicals                               5.83%

Commercial Banks                        7.46%

Communications                         10.36%

Electric Services                      10.93%

Oil & Gas Extraction                   18.97%

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NOTES


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-18-

PORTFOLIO OF INVESTMENTS                          APRIL 30, 1998

BONNEL GROWTH FUND

COMMON STOCKS 98.81%                       Shares             Value

Aerospace 0.27%
--------------------------------------------------------------------------------
Raytheon Co., Class A                        510           $  28,146
Thiokol Corp.                              5,000             269,375*
                                                         ---------------
                                                             297,521

Air Transportation 0.37%
--------------------------------------------------------------------------------
Southwest Airlines Co.                    15,000             411,562

Aircraft 2.21%
--------------------------------------------------------------------------------
AAR Corp.                                 40,000           1,047,500
Sundstrand Corp.                          20,000           1,381,250
                                                         ---------------
                                                           2,428,750

Apparel 5.80%
--------------------------------------------------------------------------------
Dress Barn                                20,000             582,500*
Gap, Inc.                                 70,000           3,600,625
Jones Apparel Group, Inc.                 20,000           1,196,250
Pacific Sunwear of California             22,500             992,812*
                                                         ---------------
                                                           6,372,187

Appliances 0.77%
--------------------------------------------------------------------------------
Maytag Corp.                              10,000             515,000
Premark International, Inc.               10,000             333,750
                                                         ---------------
                                                             848,750

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND


COMMON STOCKS                              Shares             Value

Building Products 2.83%
--------------------------------------------------------------------------------
Armstrong World Industries, Inc.            5,000         $   428,750
Fleetwood Enterprises, Inc.                20,000             923,750
Lowe's Companies, Inc.                     20,000           1,398,750
Southdown, Inc.                             5,000             353,750
                                                         ---------------
                                                            3,105,000

Business Services 7.16%
--------------------------------------------------------------------------------
AC Nielsen Corp.                           10,000             280,000*
American Management Systems                 5,000             144,688*
Catalina Marketing Corp.                   20,000           1,040,000*
Comdisco, Inc.                             45,000           1,991,250
Concord EFS, Inc.                          38,000           1,197,000*
Pre-Paid Legal Services, Inc.              20,000             756,250*
Sapient Corp.                              40,000           1,975,000*
Scientific Atlanta, Inc.                   20,000             477,500
                                                         ---------------
                                                            7,861,688

Carpets & Rugs 0.42%
--------------------------------------------------------------------------------
Mohawk Industries, Inc.                    15,000             463,125*

Commercial Services 2.05%
--------------------------------------------------------------------------------
Abacus Direct Corp.                        15,000             853,125*
Billing Concepts Corp.                     50,000           1,400,000*
                                                         ---------------
                                                            2,253,125

Computer Software 11.56%
--------------------------------------------------------------------------------
Analysts International Corp.               22,500             652,500
Applied Voice Technology, Inc.             35,000           1,544,375*
Baan Co. NV                                10,000             443,750*
Citrix Systems, Inc.                       15,000             931,875*
JDA Software Group, Inc.                   10,000             505,625*
Keane, Inc.                                45,000           2,261,250*

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND

COMMON STOCKS                              Shares             Value

Computer Software (cont'd)
--------------------------------------------------------------------------------
Legato Systems, Inc.                      100,000         $ 3,162,500*
Mercury Interactive Corp.                  10,000             405,000*
Oracle Corp.                               10,000             258,750*
Peoplesoft, Inc.                           10,000             465,000*
Platinum Technology, Inc.                  20,000             510,000*
Siebel Systems, Inc.                       60,000           1,552,500*
                                                         ---------------
                                                           12,693,125

Computers & Data Processing 8.49%
--------------------------------------------------------------------------------
Analytical Surveys, Inc.                    5,000             162,500*
Cisco Systems, Inc.                        50,000           3,662,500*
Lexmark International Group, Class A       35,000           2,025,625*
Smart Modular Technologies, Inc.           30,000             740,625*
Sun Microsystems, Inc.                     50,000           2,059,375*
Unisys Corp.                               30,000             673,125*
                                                         ---------------
                                                            9,323,750

Cosmetics & Toiletries 1.05%
--------------------------------------------------------------------------------
Playtex Products, Inc.                     10,000             154,375*
The Estee Lauder Cos., Inc., Class A       15,000             996,563
                                                         ---------------
                                                            1,150,938

Diversified Operations 1.29%
--------------------------------------------------------------------------------
PPG Industries, Inc.                       20,000           1,413,750

Education 0.90%
--------------------------------------------------------------------------------
Sylvan Learning Systems, Inc.              20,000             987,500*

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND

COMMON STOCKS                              Shares             Value

Electronics & Components 7.82%
--------------------------------------------------------------------------------
Alpha Industries, Inc.                     25,000          $  440,625*
American Power Conversion Corp.            15,000             482,813*
Anaren Microwave, Inc.                     50,000             906,250*
Bel Fuse, Inc.                             15,000             443,437*
EG&G, Inc.                                 50,000           1,506,250
Emerson Electric Co.                       10,000             636,250
Harris Corp.                               15,000             725,625
Maxim Integrated Products, Inc.            15,000             605,625*
Tektronix, Inc.                            15,000             645,000
Uniphase Corp.                             30,000           1,627,500*
Xylan Corp.                                20,000             569,375*
                                                         ---------------
                                                            8,588,750

Fabricated Rubber Products 2.60%
--------------------------------------------------------------------------------
Safeskin Corp.                             80,000           2,850,000*

Financial Services 4.29%
--------------------------------------------------------------------------------
A.G Edwards, Inc.                          30,000           1,350,000
Charles Schwab Corp.                       20,000             700,000
Paine Webber Group, Inc.                   35,000           1,568,438
Paychex, Inc.                              20,000           1,086,250
                                                         ---------------
                                                            4,704,688

Glass Containers & Products 0.92%
--------------------------------------------------------------------------------
Gentex Corp.                               30,000           1,012,500*

Healthcare Equipment & Services 9.49%
--------------------------------------------------------------------------------
Arterial Vascular Engineer, Inc.            5,000             176,875*
Becton Dickinson & Co.                     20,000           1,392,500
Biogen, Inc.                               60,000           2,662,500*
Genentech, Inc. Call/Put Common Shares     10,000             692,500*
Insight Enterprises, Inc.                  20,000             797,500*
IOMED, Inc.                                10,000              75,000*
MedQuist, Inc.                             15,000             731,250*
National Surgery Centers, Inc.              5,000             141,875*
Omnicare, Inc.                             20,000             685,000
Res-Care, Inc.                             20,000             782,500*
Theragenics Corp.                          80,000           2,280,000*
                                                         ---------------
                                                           10,417,500

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND

COMMON STOCKS                              Shares             Value

Leisure & Recreation 1.17%
--------------------------------------------------------------------------------
Family Golf Centers, Inc.                  15,000         $   631,875*
International Game Technology              10,000             278,125
Radica Games, Ltd.                         20,000             378,750*
                                                         ---------------
                                                            1,288,750

Machinery 3.36%
--------------------------------------------------------------------------------
Cincinnati Milacron, Inc.                  10,000             310,625
Kuhlman Corp.                              40,000           1,960,000
Manitowoc Co., Inc.                        15,000             699,375
Orbotech Ltd.                              20,000             722,500*
                                                         ---------------
                                                            3,692,500

Manufacturing 0.32%
--------------------------------------------------------------------------------
Illinois Tool Works                         5,000             352,500

Motor Vehicles 1.06%
--------------------------------------------------------------------------------
Winnebago Industries, Inc.                100,000           1,162,500

Office Equipment 0.27%
--------------------------------------------------------------------------------
Herman Miller, Inc.                        10,000             301,875

Oil & Gas Extraction Services 0.40%
--------------------------------------------------------------------------------
Rowan Companies, Inc.                      15,000             441,562*

Paper & Allied Products 0.48%
--------------------------------------------------------------------------------
International Paper Co.                    10,000             521,875

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND

COMMON STOCKS                              Shares             Value

Pharmaceuticals 8.96%
--------------------------------------------------------------------------------
Biovail, Corp.                             20,000         $   817,500*
Jones Medical Industries, Inc.             20,000             590,000
Medco Research, Inc.                       10,000             203,750*
Pfizer, Inc.                               15,000           1,707,188
Rexall Sundown, Inc.                       40,000           1,277,500*
Schering-Plough Corp.                      30,000           2,403,750
Warner-Lambert Co.                         15,000           2,837,812
                                                         ---------------
                                                            9,837,500

Photographic Equipment 3.63%
--------------------------------------------------------------------------------
Eastman Kodak Co.                           8,000             577,500
Xerox                                      30,000           3,405,000
                                                         ---------------
                                                            3,982,500

Private Corrections 0.48%
--------------------------------------------------------------------------------
Wackenhut Corrections Corp.                20,000             522,500*

Retail 1.98%
--------------------------------------------------------------------------------
Pier 1 Imports, Inc.                       25,000             659,375
Wal-Mart Stores, Inc.                      30,000           1,516,875
                                                         ---------------
                                                            2,176,250

Satellite Networks 0.70%
--------------------------------------------------------------------------------
Gilat Satellite Networks, Ltd.             20,000             765,000*

Semiconductors 1.49%
--------------------------------------------------------------------------------
Level One Communications                   52,500           1,634,062*

Telecommunications 1.44%
--------------------------------------------------------------------------------
Lucent Technologies                        10,000             761,250
Premisys Communications, Inc.              20,000             583,750*
Teleflex, Inc.                              5,400             229,500
                                                         ---------------
                                                            1,574,500

PORTFOLIO OF INVESTMENTS

BONNEL GROWTH FUND

COMMON STOCKS                              Shares             Value

Transportation 2.78%
--------------------------------------------------------------------------------
Comair Holdings, Inc.                      25,000         $   682,813
Swift Transportation Co.                   10,000             228,750*
US Freightways Corp.                       60,000           2,145,000
                                                         ---------------
                                                            3,056,563
--------------------------------------------------------------------------------
Total Common Stocks                                       108,494,646
--------------------------------------------------------------------------------
(cost $91,439,187)

                                        Principal
REPURCHASE AGREEMENT 0.40%                Amount
Joint Repurchase Agreement
Account, J.P. Morgan Co.,
4/30/98, 5.51%, due 5/1/98,
repurchase price $441,464,
collateralized by U.S.
Treasury securities held in
a joint repurchase account
(cost $441,397)                         $ 441,397             441,397

--------------------------------------------------------------------------------
Total Investments 99.21%                                 $108,936,043
--------------------------------------------------------------------------------
(cost $91,880,584)
Other assets and liabilities,
net 0.79%                                                     862,436
                                                         ---------------

NET ASSETS 100%                                          $109,798,479
                                                         ============




*Non-income producing security
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS                          APRIL 30, 1998

MEGATRENDS FUND

COMMON STOCKS 90.55%                       Shares             Value

Aircraft 3.03%
--------------------------------------------------------------------------------
The Boeing Co.                             16,000         $   801,000

Beverages 1.21%
--------------------------------------------------------------------------------
The Coca Cola Co.                           4,200             318,675

Building Products 4.54%
--------------------------------------------------------------------------------
International Comfort Products Corp.       30,000             330,000*
Royal Group Technologies Ltd.              28,000             869,750*
                                                         ---------------
                                                            1,199,750

Business Services 5.68%
--------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Class A          65,000           1,499,062

Communications Equipment 4.50%
--------------------------------------------------------------------------------
Sony Corp., ADR                            14,000           1,189,125

Computers & Data Processing 3.41%
--------------------------------------------------------------------------------
Microsoft Corp.                            10,000             901,250*

Cordage & Twine 4.73%
--------------------------------------------------------------------------------
Alpine Group, Inc.                         60,000           1,248,750*

Electronics & Components 3.58%
--------------------------------------------------------------------------------
Hitachi Ltd., ADR                           7,500             541,875
Intel Corp.                                 5,000             404,062
                                                         ---------------
                                                              945,937

Entertainment 2.35%
--------------------------------------------------------------------------------
Walt Disney Co.                             5,000             621,562

Farming 4.29%
--------------------------------------------------------------------------------
Pioneer Hi-Bred International, Inc.        30,000           1,132,500

Financial Services 1.81%
--------------------------------------------------------------------------------
Fannie Mae                                  8,000             479,000

Food Stores 1.36%
--------------------------------------------------------------------------------
General Nutrition Co.                      10,000             358,750*

PORTFOLIO OF INVESTMENTS

MEGATRENDS FUND

COMMON STOCKS                              Shares             Value

Forestry 3.27%
--------------------------------------------------------------------------------
Weyerhaeuser Co.                           15,000         $   864,375

Healthcare Equipment 4.85%
--------------------------------------------------------------------------------
Pfizer, Inc.                                6,000             682,875
ThermoTrex Corp.                           30,000             598,125*
                                                         ---------------
                                                            1,281,000

Holding Company 7.79%
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class A              30           2,058,000*

Household Appliances 2.26%
--------------------------------------------------------------------------------
General Electric Co.                        7,000             595,875

Insurance 5.85%
--------------------------------------------------------------------------------
American International Group, Inc.          5,000             657,813
Hartford Financial Services Group, Inc.     8,000             886,000
                                                         ---------------
                                                            1,543,813

Metal Mining 7.50%
--------------------------------------------------------------------------------
Barrick Gold Corp.                         14,000             314,125
Cyprus Amax Minerals Co.                   40,000             690,000
Newmont Mining Corp.                       24,000             772,500
TVX Gold, Inc.                             50,000             203,125*
                                                         ---------------
                                                            1,979,750

Oil & Gas Extraction & Services 7.97%
--------------------------------------------------------------------------------
Apache Corp.                               12,000             424,500
ENSCO International Inc.                   10,000             282,500
Rowan Companies, Inc.                      25,000             735,938*
Schlumberger Ltd.                           8,000             663,000
                                                         ---------------
                                                            2,105,938

Petroleum Refining 3.76%
--------------------------------------------------------------------------------
Chevron Corp.                              12,000             992,250

PORTFOLIO OF INVESTMENTS

MEGATRENDS FUND

COMMON STOCKS                              Shares             Value

Real Estate Investment Trust 6.81%
--------------------------------------------------------------------------------
BRE Properties, Inc., Class A             35,000          $   918,750
New Plan Realty Trust                     36,000              879,750
                                                         ---------------
                                                            1,798,500

--------------------------------------------------------------------------------
Total Common Stocks                                        23,914,862
--------------------------------------------------------------------------------
(cost $17,642,476)

                                        Principal
                                          Amount
UNITED STATES GOVERNMENT
OBLIGATION 2.49%
United States Treasury
Coupon Strips Due 02/15/22
(cost $660,459)                       $ 2,850,000             657,528

REPURCHASE AGREEMENT 7.04%
--------------------------------------------------------------------------------
Joint Repurchase Agreement
Account, J.P. Morgan Co.,
4/30/98, 5.51%, due 5/1/98,
repurchase price $1,859,218,
collateralized by U.S.
Treasury securities held in
a joint  repurchase  account
(cost  $1,858,937)                    $ 1,858,937           1,858,937

--------------------------------------------------------------------------------
Total Investments 100.08%                                  26,431,327
--------------------------------------------------------------------------------
(cost $20,161,872)
Other assets and liabilities,
net (0.08)%                                                   (20,415)
                                                         ---------------

NET ASSETS 100%                                          $ 26,410,912
                                                         ============



ADR - American Depository Receipt
* Non-income producing security
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS                               APRIL 30, 1998

ADRIAN DAY GLOBAL OPPORTUNITY FUND

COMMON AND PREFERRED STOCKS 70.79%         Shares             Value

Agriculture 0.82%
--------------------------------------------------------------------------------
United Palm Oil Industry                   25,000          $   26,843

Air Transportation 1.48%
--------------------------------------------------------------------------------
Linea Aerea Nacional Chile SA, ADR          2,000              27,250*
Sairgroup                                      16              20,913
                                                         ---------------
                                                               48,163

Banks 6.77%
--------------------------------------------------------------------------------
Australia & New Zealand Banking
     Group, Ltd.                            4,000              27,924
Banco BHIF, ADR                             1,500              18,656
Banco Frances Del Rio Plata, ADR            1,000              29,063
Bank Fuer International Zahlungs                5              32,643
Bank International Settlements                  3              18,886
HSBC Holdings plc                           1,600              45,649
Security Bank Corp.                        50,000              25,218*
Thai Farmers Bank Public Co., Ltd.         10,000              22,898
                                                         ---------------
                                                              220,937

Base Metal Mining 2.69%
--------------------------------------------------------------------------------
Inco, Ltd.                                  1,000              17,562
Inco, Ltd. Class VBN                        5,000              59,688
Yuma Copper Co. Units (RS)                 60,000              10,407*
                                                         ---------------
                                                               87,657

Beverages 0.00%
--------------------------------------------------------------------------------
Buenos Aires Embotelladcra, ADR             4,000                   0*

PORTFOLIO OF INVESTMENTS

ADRIAN DAY GLOBAL OPPORTUNITY FUND

COMMON AND PREFERRED STOCKS                Shares             Value

Chemicals 1.12%
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                  500        $     36,406

Commercial Services 0.13%
--------------------------------------------------------------------------------
Trans Zambesi Industries, Ltd.             30,000               4,386

Communications 3.93%
--------------------------------------------------------------------------------
Digital Telecom Philippines               300,000              13,001*
Jasmine International Public Co., Ltd.     25,000              13,422
PLD Telecom, Inc.                           4,000              32,500*
SK Telecommunications Co., Ltd., ADR           60                 446
Telefonica de Peru SA, ADR                  2,000              44,250
Videsh Sanchar Nigam, Ltd., GDR             2,000              24,500*
                                                         ---------------
                                                              128,119

Diversified Mining 7.81%
--------------------------------------------------------------------------------
Antofagasta Holdings plc                    5,000              27,178
Cameco Corp.                                1,000              33,000
Lonrho plc                                  5,000              36,042
Minorco SA, ADR                             2,700              51,975
Normandy Mining, Ltd.                      20,000              22,307
Phosphate Resource Partners, Ltd.           4,500              29,813
Teck Corp., Class B                         2,300              33,619
Trillion Resources, Ltd.                   20,000              20,981
                                                         ---------------
                                                              254,915

Diversified Operations 4.26%
--------------------------------------------------------------------------------
Brierley Investment, Ltd.                 120,000              69,326
First Pacific Co., Ltd.                    14,000               6,733
Haw Par Corp., Ltd.                        20,000              22,994
PT Bakrie & Brothers                       80,000               3,250
Semi-Tech Corp., Class A                   10,000               3,497*
South African Breweries, Ltd., ADR          1,000              33,250
                                                         ---------------
                                                              139,050

PORTFOLIO OF INVESTMENTS

ADRIAN DAY GLOBAL OPPORTUNITY FUND


COMMON AND PREFERRED STOCKS                Shares             Value

Electric Utilities 2.97%
--------------------------------------------------------------------------------
Enersis SA, ADR                             1,500         $    44,156
Entergy Corp.                               1,000              24,875
Korea Electric Power Corp., ADR             3,000              27,938
                                                         ---------------
                                                               96,969

Fertilizer 1.99%
--------------------------------------------------------------------------------
IMC Global, Inc.                            1,800              64,800

Financial Services 3.69%
--------------------------------------------------------------------------------
Administradora de Fondos
     de Pensiones Provida, ADR              1,000              17,875
Global Equity Corp.                        20,000              39,165*
Guinness Peat Group plc                    50,000              27,219
Guinness Peat Group plc Rights 5/05/98      5,000               1,028
London Pacific Group, Ltd., ADR             1,000              14,625
Man (ED&F) Group plc                        5,000              20,488
                                                         ---------------
                                                              120,400

Forestry 0.61%
--------------------------------------------------------------------------------
Fletcher Challenge Forests, ADR             3,000              20,062

Glass Containers 0.34%
--------------------------------------------------------------------------------
Thai Glass Industries                       7,300              11,144

Gold Mining 12.43%
--------------------------------------------------------------------------------
Bema Gold Corp.                             9,000              22,500*
Eldorado Gold Corp., Ltd.                  17,000              14,267*
Euro-Nevada Mining Corp.                    4,500              81,040
Franco Nevada Mining Corp., Ltd.            2,400              58,747
Freeport McMoran Copper & Gold              3,500              62,344
Freeport McMoran Copper & Gold,
     Preferred Class C                      1,500              33,563
Great Basin Gold, Ltd.                     10,000              14,375*
Metallica Resources, Inc.                  10,000              15,000*
Miramar Mining Corp.                        6,500              10,258*
Newmont Mining Corp.                        2,300              74,031
Pangea Goldfields, Inc.                    15,000              19,408*
                                                         ---------------
                                                              405,533

PORTFOLIO OF INVESTMENTS

ADRIAN DAY GLOBAL OPPORTUNITY FUND


COMMON AND PREFERRED STOCKS                Shares             Value

Hotels 1.19%
--------------------------------------------------------------------------------
Mandarin Oriental International, Ltd.      30,000         $    21,300
Shangri-La Asia, Ltd.                      24,000              17,506
                                                         ---------------
                                                               38,806

Insurance 2.36%
--------------------------------------------------------------------------------
Bangkok Insurance Public Co.                1,000               6,986
Jardine Lloyd Thompson Group               10,000              29,938
Loews Corp.                                   300              30,019
PT Asuransi Lippo Life                    200,000              10,000*
                                                         ---------------
                                                               76,943

Investment Companies 3.04%
--------------------------------------------------------------------------------
Allied Capital Corp.                        1,000              26,000
India Fund, Inc.                            3,000              24,750*
Korea Fund, Inc.                            1,394              10,716*
Tea Plantation Investment Trust            23,571              36,860*
Tea Plantation Investment Trust Warrants    1,714                 989*
                                                         ---------------
                                                               99,315

Oil & Gas Extraction & Services 5.36%
--------------------------------------------------------------------------------
ENSCO International, Inc.                     600              16,950
Gulf Canada Resources, Ltd.                 4,000              21,250*
Pacalta Resources, Ltd.                     2,500              17,834*
Petro-Canada                                1,500              25,282
PT Medco Energi Corp.                     120,000              43,500
Talisman Energy, Inc.                         500              15,124*
YPF SA, ADR, Class D                        1,000              34,875
                                                         ---------------
                                                              174,815

Petroleum Refining 1.16%
--------------------------------------------------------------------------------
British Petroleum plc, ADR                    400              37,800

Real Estate 1.13%
--------------------------------------------------------------------------------
IRSA, GDR                                     600              23,325
JG Summit Holdings, Inc., Series B        175,000              13,512
                                                         ---------------
                                                               36,837

PORTFOLIO OF INVESTMENTS

ADRIAN DAY GLOBAL OPPORTUNITY FUND


COMMON AND PREFERRED STOCKS                Shares             Value

Retail 1.87%
--------------------------------------------------------------------------------
Booker plc                                  8,000         $    35,189
Singer Co. NV                               1,500              14,531
Thakral Corp., Ltd.                        25,000              11,125
                                                         ---------------
                                                               60,845

Silver Mining 3.27%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold,
     Preferred Class D                      2,000              40,000
Pan American Silver                         5,000              50,000*
Silver Standard Resources, Inc.             5,000              16,785*
                                                         ---------------
                                                              106,785

Textiles 0.37%
--------------------------------------------------------------------------------
Bombay Dyeing & Manufacturing
     Co., Ltd., GDR                         5,000              12,000

--------------------------------------------------------------------------------
Total Common and Preferred Stocks                           2,309,530
--------------------------------------------------------------------------------
(cost $2,782,632)

                                        Principal
REPURCHASE AGREEMENT 27.66%               Amount
Joint Repurchase Agreement
Accounts, 4/30/98, due 5/1/98,
collateralized by U.S. Treasury
securities held in joint
repurchase accounts:

5.51%, Prudential Securities, Inc.,
repurchase price $89,013                $  89,000              89,000
5.51%, J.P. Morgan Co.,
repurchase price $813,313                 813,190             813,190

Total Repurchase Agreements                                   902,190
--------------------------------------------------------------------------------
(cost $902,190)

--------------------------------------------------------------------------------
Total Investments 98.45%                                    3,211,720
--------------------------------------------------------------------------------
(cost $3,684,822)
Other assets and liabilities, net 1.55%                        50,576
                                                         ---------------

NET ASSETS 100%                                           $ 3,262,296
                                                          ===========


ADR - American Depository Receipt            GDR - Global Depository Receipt
RS - Restricted Security, See Note 1A        * Non-income producing
See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS                                    APRIL 30, 1998

GLOBAL PORTFOLIO SECURITIES BY COUNTRY

                                                            Percentage  of
Country                                      Value          Total Investment
ADRIAN DAY GLOBAL  OPPORTUNITY
--------------------------------------------------------------------------------
United States                             $  616,788             19.21 %
Canada                                       244,503              7.61
Indonesia                                    192,656              6.00
Britain                                      138,040              4.30
Chile                                        105,210              3.28
Hong Kong                                     91,188              2.84
New Zealand                                   89,389              2.78
Argentina                                     82,594              2.57
Thailand                                      81,292              2.53
Australia                                     78,478              2.44
Sri Lanka                                     77,014              2.40
Switzerland                                   72,442              2.26
South Africa                                  69,292              2.16
India                                         61,250              1.91
Luxembourg                                    51,975              1.62
Philippines                                   51,731              1.61
Peru                                          50,000              1.56
Russia                                        49,285              1.53
Korea                                         39,100              1.21
Singapore                                     34,119              1.06
Netherlands                                   14,531              0.45
Mexico                                        14,267              0.44
Zimbabwe                                       4,386              0.14
United States - Repurchase  Agreements       902,190             28.09
                                       ---------------   ---------------
TOTAL INVESTMENTS                        $ 3,211,720            100.00 %
                                         ===========            ======

REGENT EASTERN EUROPEAN
--------------------------------------------------------------------------------
Hungary                                  $ 3,259,807             33.45 %
Russia                                     2,743,484             28.16
Poland                                     1,902,795             19.53
Slovenia                                      94,309              0.97
Ukraine                                        7,844              0.08
United States - Repurchase Agreements      1,735,429             17.81
                                       ---------------   ---------------
TOTAL INVESTMENTS                        $ 9,743,668            100.00 %
                                         ===========            ======

PORTFOLIO OF INVESTMENTS                                    APRIL 30, 1998

REGENT EASTERN EUROPEAN FUND

COMMON AND PREFERRED STOCKS 78.88%         Shares             Value

Automotive 0.98%
--------------------------------------------------------------------------------
KamAZ                                      25,000         $    28,125*
North American Bus Industries Rt.           2,870              68,089
                                                         ---------------
                                                               96,214

Chemicals 5.78%
--------------------------------------------------------------------------------
BorsodChem Rt., GDR                        14,950             568,100

Commercial Banks 7.40%
--------------------------------------------------------------------------------
Bank Handlowy W. Warszawie                 10,650             197,541
BIG Bank Gdanski, GDR                      12,418             287,166
OTP Bank, Preferred Stock                   3,503             114,771*
Powszechny Bank Kredytowy                     974              32,691*
SKB Banka, GDR                              6,225              94,309
                                                         ---------------
                                                              726,478

Communications 10.28%
--------------------------------------------------------------------------------
Magyar Tavkozlesi Rt., ADR                  6,148             181,366
Rostelekom                                109,900             397,179*
Vimpel-Communications, ADR                  7,980             430,920*
                                                         ---------------
                                                            1,009,465

Computers & Data Processing 0.48%
--------------------------------------------------------------------------------
Softbank SA, GDR                            3,861              46,718*

Conglomerates 1.62%
--------------------------------------------------------------------------------
Elektrim Spolka Akcyjna                    11,115             158,715

Construction 4.39%
--------------------------------------------------------------------------------
Budimex SA                                 24,000             119,417*
Exbud SA, GDR                              10,620             118,944*
Mostostal-Export                           82,764             192,503
                                                         ---------------
                                                              430,864

PORTFOLIO OF INVESTMENTS

REGENT EASTERN EUROPEAN FUND

COMMON AND PREFERRED STOCKS                Shares             Value

Electric Services 10.84%
--------------------------------------------------------------------------------
Irkutskenergo                           1,083,901         $   220,031
Irkutskenergo, ADR                         14,090             140,900
Nizhnovenergo                                 389               9,920
Unified Energy Systems                    910,285             299,666
Unified Energy Systems, Preferred Stock   330,000              59,235*
Unified Energy Systems, GDR                 9,932             335,205*
                                                         ---------------
                                                            1,064,957

Glass & Glassware 0.23%
--------------------------------------------------------------------------------
Krosnienskie Huty Szkla Kros                2,706              22,228*

Investment Companies 5.60%
--------------------------------------------------------------------------------
Hungarian Investment Co., Ltd.              3,162             550,188*

Manufacturing 3.47%
--------------------------------------------------------------------------------
Graboplast Rt.                              3,180             120,589
Graboplast Rt., GDR                        33,890             220,285*
                                                         ---------------
                                                              340,874

Metals Mining 5.52%
--------------------------------------------------------------------------------
Ashurst Technology,  Ltd., Units           93,470               7,845*
KGHM Polska Miedz                          51,998             237,294*
KGHM Polska Miedz, GDR                     24,535             228,176*
Norilsk Nickel                             12,000              69,000*
                                                         ---------------
                                                              542,315

Oil & Gas Extraction 18.82%
--------------------------------------------------------------------------------
A.O. Tatneft, ADR                          18,800             365,660
Lukoil Holding                              5,120              84,736
Lukoil Holding, ADR                         4,555             302,908
MOL Magyar Olaj-es Gazipari Rt.            11,000             334,226
MOL Magyar Olaj-es Gazipari Rt., GDR       24,872             761,083
                                                         ---------------
                                                            1,848,613

PORTFOLIO OF INVESTMENTS

REGENT EASTERN EUROPEAN FUND


COMMON AND PREFERRED STOCKS                Shares             Value

Pharmaceuticals 3.47%
--------------------------------------------------------------------------------
EGIS Pharmaceuticals, Ltd.                  6,542         $   341,109

--------------------------------------------------------------------------------
Total Common and Preferred Stocks                           7,746,838
--------------------------------------------------------------------------------
(cost $7,658,570)

PRIVATIZATION CERTIFICATE 2.66%         Certificates

Polish National Investment Fund
--------------------------------------------------------------------------------
(cost $326,606)                             7,892             261,401*


                                          Principal
REPURCHASE AGREEMENT 17.67%                 Amount
Joint Repurchase Agreement
Account, J.P. Morgan Co.,
4/30/98, 5.51%, due 5/1/98,
repurchase price $1,735,691,
collateralized by U.S.
Treasury securities held in a
joint repurchase account
(cost $1,735,429)                      $1,735,429           1,735,429

--------------------------------------------------------------------------------
Total Investments 99.21%                                    9,743,668
--------------------------------------------------------------------------------
(cost $9,720,604)
Other assets and liabilities,
net 0.79%                                                      77,225
                                                         ---------------

NET ASSETS 100%                                           $ 9,820,893
           ===                                            ===========





ADR - American Depository Receipt
GDR - Global Depository Receipt
* Non-income producing
See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                         BONNEL GROWTH

Investments at identified cost                            $ 91,880,584
                                                          ============

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                      108,936,043
Cash                                                           308,726
Receivables:
     Investments sold                                        4,460,697
     Capital shares sold                                       143,229
     Dividends                                                  20,302
     Interest                                                       67
     From manager and affiliates                                   ---
Other assets                                                    31,354
--------------------------------------------------------------------------------
Total Assets                                               113,900,418
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payables:
     Investments  purchased                                  3,915,045
     Capital shares redeemed                                    66,984
     Written options                                               ---
     To manager and  affiliates                                 89,528
     Accounts  payable  and accrued  expenses                   30,382
--------------------------------------------------------------------------------
Total Liabilities                                            4,101,939
--------------------------------------------------------------------------------

NET ASSETS                                                $109,798,479
                                                          ============

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                             91,059,933
Undistributed  net investment  income  (loss)                 (655,100)
Accumulated net realized gain (loss)
     on investments and foreign currencies                   2,338,187
Net unrealized appreciation (depreciation) of
     investments and other assets and liabilities
     denominated in foreign currencies                      17,055,459
Net assets applicable to capital shares outstanding        109,798,479
                                                           ===========

Capital shares outstanding, and unlimited number of
no par shares authorized                                     6,060,134
                                                             =========

Net Asset Value, per share                                     $ 18.12
                                                               =======

(Continued on page 39)

STATEMENTS OF ASSETS AND LIABILITIES                              APRIL 30, 1998
(continued from page 38)


     MEGATRENDS               ADRIAN DAY GLOBAL                REGENT EASTERN
                                    OPPORTUNITY                      EUROPEAN

   $ 20,161,872                    $  3,684,822                  $  9,720,604
   ============                    ============                  ============
--------------------------------------------------------------------------------
     26,431,327                       3,211,720                     9,743,668
             90                          19,716                       158,346

      2,546,140                         954,907                     1,598,036
             36                             ---                        66,760
         18,488                          13,087                         9,567
            285                             138                           266
          3,968                          11,259                           ---
          7,364                           4,017                         4,010
--------------------------------------------------------------------------------
     29,007,698                       4,214,844                    11,580,653
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      2,519,396                         938,809                     1,744,182
         27,616                           1,795                         4,823
            ---                          11,944                           ---
            ---                             ---                         2,601
         49,774                             ---                         8,154
--------------------------------------------------------------------------------
      2,596,786                         952,548                     1,759,760
--------------------------------------------------------------------------------

   $ 26,410,912                     $ 3,262,296                   $ 9,820,893
   ============                     ===========                   ===========

--------------------------------------------------------------------------------
     18,780,684                       3,755,604                     9,778,799
        (45,827)                        (15,445)                      (84,032)

      1,406,600                             953                       103,077


      6,269,455                        (478,816)                       23,049
  ---------------                  ---------------               ---------------
     26,410,912                       3,262,296                     9,820,893
     ==========                       =========                     =========

      1,983,000                         383,949                       832,094
      =========                         =======                       =======

        $ 13.32                          $ 8.50                       $ 11.80
        =======                          ======                       =======


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

                                                         BONNEL GROWTH

NET INVESTMENT INCOME
Income:
--------------------------------------------------------------------------------
     Dividends                                            $    229,601
     Foreign taxes withheld on dividends                           ---
                                                         ---------------
     Net dividends                                             229,601
     Interest and other                                         23,736
                                                         ---------------
     TOTAL INCOME                                              253,337

Expenses:
--------------------------------------------------------------------------------
     Management fee                                            522,975
     Transfer agent fees and expenses                           98,284
     Accounting service fees and expenses                       36,200
     Legal and professional fees                                60,273
     Distribution plan expenses                                129,246
     Custodian fees                                              6,541
     Shareholder reporting                                      15,023
     Registration fees                                          16,833
     Trustee's fees and expenses                                 9,823
     Miscellaneous                                              16,718
                                                         ---------------
     Total expenses before reductions                          911,916
     Short-term trading fee                                        ---
     Expenses offset                                            (3,479)
     Expenses reimbursed                                           ---
                                                         ---------------
     NET EXPENSES                                              908,437

--------------------------------------------------------------------------------
Net Investment Income (Loss)                                  (655,100)
                                                              ========
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from:
     Securities                                              2,472,348
     Foreign currency transactions                                 ---
     Net realized gain                                       2,472,348
                                                             =========
Net change in unrealized appreciation (depreciation) of:
     Investments                                            10,862,229
     Written options                                               ---
     Other assets and liabilities denominated in
          foreign currencies                                       ---
                                                         ---------------
     Net unrealized appreciation (depreciation)             10,862,229

--------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments      13,334,577
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net assets
Resulting From Operations                                 $ 12,679,477
                                                          ============

(continued on page 41)

STATEMENT OF OPERATIONS                  FOR THE SIX MONTHS ENDED APRIL 30, 1998
(continued from page 40)

     MEGATRENDS               ADRIAN DAY GLOBAL                REGENT EASTERN
                                    OPPORTUNITY                      EUROPEAN

     $  155,463                      $   26,563                     $   9,343
           (168)                         (2,103)                         (661)
   ---------------                 ---------------               ---------------
        155,295                          24,460                         8,682
         68,410                          33,446                        61,623
   ---------------                 ---------------               ---------------
        223,705                          57,906                        70,305


--------------------------------------------------------------------------------
        124,991                          22,976                        65,412
         25,340                           7,645                        13,625
         18,643                          20,817                        27,487
         25,883                          15,774                        19,297
         31,248                           3,839                        11,138
          4,170                           6,043                         6,821
          3,982                           5,347                         6,902
         24,073                           5,907                        16,647
          5,290                           3,934                         4,206
          6,488                             830                         6,866
   --------------                  ---------------               ---------------
        270,108                          93,112                       178,401
            ---                             ---                           ---
           (106)                           (136)                       (2,704)
            ---                         (35,354)                      (30,985)
   --------------                  ---------------               ---------------
        270,002                          57,622                       144,712

--------------------------------------------------------------------------------
        (46,297)                            284                       (74,407)
        =======                             ===                       =======
--------------------------------------------------------------------------------


      1,420,578                          22,986                       114,174
            ---                         (21,826)                      (10,718)
      1,420,578                           1,160                       103,456
      =========                           =====                       =======
      1,538,168                        (131,280)                      506,736
            ---                          (5,729)                          ---
            ---                              24                        (7,836)
   --------------                  ---------------               ---------------
      1,538,168                        (136,985)                      498,900

--------------------------------------------------------------------------------
      2,958,746                        (135,825)                      602,356
--------------------------------------------------------------------------------

    $ 2,912,449                      $ (135,541)                   $  527,949
    ===========                      ==========                    ==========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

BONNEL GROWTH

                         Six Months Ended         Month Ended         Year Ended
INCREASE (DECREASE)        April 30, 1998    October 31, 1997     Sept. 30, 1997
IN NET ASSETS
From investment
operations:
--------------------------------------------------------------------------------
Net investment
income (loss)                 $ (655,100)       $  (136,075)       $ (1,149,779)
Net realized gain
(loss)                         2,472,348          5,716,293          17,376,123
Net unrealized
appreciation
(depreciation)                10,862,229        (17,312,394)          8,711,402
                           ---------------    ---------------    ---------------
Net increase
(decrease) in net
assets from investment
operations                    12,679,477        (11,732,176)         24,937,746

Distributions to
shareholders:
--------------------------------------------------------------------------------
From net investment
income                               ---                ---                 ---
In excess of net
investment income                    ---                ---            (896,933)
From net capital
gains                        (19,869,076)               ---                 ---
                           ---------------    ---------------    ---------------
Total distributions
to shareholders              (19,869,076)               ---            (896,933)

From capital share
transactions:
--------------------------------------------------------------------------------
Proceeds from shares
sold                          22,426,730          5,595,992          66,851,063
Distributions re-
invested                      19,029,963                ---             863,247
Paid-in capital
portion of short-term
trading fee                       18,861              4,962              40,392
                           ---------------    ---------------    ---------------
                              41,475,554          5,600,954          67,754,702
Cost of shares redeemed      (29,130,861)        (7,116,832)        (64,599,629)
                           ---------------    ---------------    ---------------
Net increase (decrease)
in net assets from
capital share
transactions                  12,344,693         (1,515,878)          3,155,073

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                  5,155,094        (13,248,054)         27,195,886
                               =========        ===========          ==========
--------------------------------------------------------------------------------

NET ASSETS
Beginning of period          104,643,385        117,891,439          90,695,553

--------------------------------------------------------------------------------
End of period               $109,798,479       $104,643,385        $117,891,439
                            ============       ============        ============
--------------------------------------------------------------------------------

Undistributed net
investment income,
end of period               $   (655,100)      $        ---        $        ---
                           ---------------    ---------------    ---------------

Capital Share Activity
--------------------------------------------------------------------------------
Shares sold                    1,323,226            265,753           3,724,404
Shares reinvested              1,148,488                ---              49,413
Shares redeemed               (1,727,496)          (342,582)         (3,668,729)
                           ---------------    ---------------    ---------------
Net share activity               744,218            (76,829)            105,088
                                 =======            =======             =======

MEGATRENDS

                         For the Six            For the four         Year Ended
INCREASE (DECREASE)     Months ended            Months ended      June 30, 1997
IN NET ASSETS         April 30, 1998        October 31, 1997
From Investment
Operations:
--------------------------------------------------------------------------------
Net investment
income (loss)             $  (46,297)             $   20,134         $   21,854
Net realized gain
(loss)                     1,420,578                 967,675          3,046,765
Net unrealized
appreciation
(depreciation)             1,538,168                (130,945)         1,777,070
                      ---------------          ---------------   ---------------
Net increase
(decrease) in net
assets from investment
operations                 2,912,449                 856,864          4,845,689

Distributions to
shareholders:
--------------------------------------------------------------------------------
From net investment
income                       (19,609)                    ---            (21,909)
In excess of net
investment income                ---                     ---           (426,564)
From net capital
gains                     (3,583,127)                    ---                ---
                       ---------------         ---------------   ---------------
Total distributions
to shareholders           (3,602,736)                    ---           (448,563)

From capital share
transactions:
--------------------------------------------------------------------------------
Proceeds from shares
sold                       1,505,089               1,385,991          1,955,228
Distributions re-
invested                   3,496,527                     ---            437,124
Paid-in capital
portion of short-term
trading fee                    1,924                   1,730              2,420
                       ---------------         ---------------   ---------------
                           5,003,540               1,387,721          2,394,772
Cost of shares redeemed   (3,394,342)             (2,362,695)        (9,127,072)
                       ---------------         ---------------   ---------------
Net increase (decrease)
in net assets from
capital share
transactions               1,609,198                (974,974)        (6,732,300)

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                918,911                (118,110)        (2,335,174)
                             =======                ========         ==========
--------------------------------------------------------------------------------

NET ASSETS
Beginning of period       25,492,001              25,610,111         27,945,285

--------------------------------------------------------------------------------
End of period           $ 26,410,912            $ 25,492,001       $ 25,610,111
                        ============            ============       ============
--------------------------------------------------------------------------------
Undistributed net
investment income,
end of period           $    (45,827)           $     20,079       $        (55)

Capital Share Activity
--------------------------------------------------------------------------------
Shares sold                   116,917                 96,569            157,711
Shares reinvested             294,817                    ---             36,380
Shares redeemed              (262,745)              (166,350)          (769,632)
                        ---------------        ---------------   ---------------
Net share activity            148,989                (69,781)          (575,541)
                              =======                =======           ========


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

ADRIAN DAY GLOBAL OPPORTUNITY

                                   Six Months Ended         February 20, 1997 to
INCREASE (DECREASE)                  April 30, 1998             October 31, 1997
IN NET ASSETS
From investment
operations:
--------------------------------------------------------------------------------
Net investment
income (loss)                           $        284              $      31,527
Net realized gain
(loss)                                         1,160                      2,851
Net unrealized
appreciation
(depreciation)                              (136,985)                  (341,831)
                                      ---------------            ---------------
Net increase
(decrease) in net
assets from investment
operations                                  (135,541)                  (307,453)

Distributions to
shareholders:
--------------------------------------------------------------------------------
From net investment
income                                       (50,314)                       ---
In excess of net
investment income                                ---                        ---
From net capital
gains                                            ---                        ---
                                       ---------------           ---------------
Total distributions
to shareholders                              (50,314)                       ---

From capital share
transactions:
--------------------------------------------------------------------------------
Proceeds from shares
sold                                         545,400                  4,505,667
Distributions re-
invested                                      50,271                        ---
Paid-in capital
portion of short-term
trading fee                                      488                        218
                                       ---------------           ---------------
                                             596,159                  4,505,885
Cost of shares redeemed                     (573,922)                  (772,518)
                                       ---------------           ---------------
Net increase (decrease)
in net assets from
capital share
transactions                                  22,237                  3,733,367

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                               (163,618)                 3,425,914
                                            ========                  =========
--------------------------------------------------------------------------------

NET ASSETS
Beginning of period                        3,425,914                        ---

--------------------------------------------------------------------------------
End of period                            $ 3,262,296                $ 3,425,914
                                         ===========                ===========
--------------------------------------------------------------------------------

Undistributed net
investment income,
end of period                            $   (15,445)               $    34,585
                                       ---------------           ---------------

Capital Share Activity
--------------------------------------------------------------------------------
Shares sold                                   64,957                    463,365
Shares reinvested                              6,161                        ---
Shares redeemed                              (69,570)                   (80,964)
                                       ---------------           ---------------
Net share activity                             1,548                    382,401
                                               =====                    =======

REGENT EASTERN EUROPEAN

                                   Six Months Ended         March 31, 1997 to
INCREASE (DECREASE)                  April 30, 1998          October 31, 1997
IN NET ASSETS
From investment
operations:
--------------------------------------------------------------------------------
Net investment
income (loss)                        $      (74,407)           $      (11,759)
Net realized gain
(loss)                                      103,456                    49,079
Net unrealized
appreciation
(depreciation)                              498,900                  (475,851)
                                     ---------------           ---------------
Net increase
(decrease) in net
assets from investment
operations                                  527,949                  (438,531)

Distributions to
shareholders:
--------------------------------------------------------------------------------
From net investment
income                                       (6,642)                      ---
In excess of net
investment income                               ---                       ---
From net capital
gains                                       (40,682)                      ---
                                     ---------------           ---------------
Total distributions
to shareholders                             (47,324)                      ---

From capital share
transactions:
--------------------------------------------------------------------------------
Proceeds from shares
sold                                      3,090,297                10,634,504
Distributions re-
invested                                     47,324                       ---
Paid-in capital
portion of short-term
trading fee                                  23,862                    27,428
                                     ---------------           ---------------
                                          3,161,483                10,661,932
Cost of shares redeemed                  (2,599,453)               (1,445,163)
                                     ---------------           ---------------
Net increase (decrease)
in net assets from
capital share
transactions                                562,030                 9,216,769

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                             1,042,655                 8,778,238
                                          =========                 =========
--------------------------------------------------------------------------------

NET ASSETS
Beginning of period                       8,778,238                       ---

--------------------------------------------------------------------------------
End of period                           $ 9,820,893               $ 8,778,238
                                        ===========               ===========
--------------------------------------------------------------------------------

Undistributed net
investment income,
end of period                           $   (84,032)              $    (2,983)
                                      ---------------           ---------------

Capital Share Activity
--------------------------------------------------------------------------------
Shares sold                                 282,880                   906,179
Shares reinvested                             4,233                       ---
Shares redeemed                            (239,313)                 (121,885)
                                       ---------------          ---------------
Net share activity                           47,800                   784,294
                                             ======                   =======


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 1998


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

U.S. Global Accolade Funds (the "Trust"), consisting of four separate funds (the "Funds"), is organized as a Massachusetts business trust. Each Fund is a diver-sified, open-end management investment company registered under the Investment Company Act of 1940.

Bonnel Growth and MegaTrends changed their fiscal year ends from September 30 and June 30, respectively, to October 31. These changes were effected in 1997 resulting in a reporting period of one month for Bonnel Growth and four months for MegaTrends, both ended October 31, 1997. Adrian Day Global Opportunity ("Adrian Day Global") commenced operations on February 20, 1997, and Regent Eastern European commenced on March 31, 1997.

Effective November 18, 1996, MegaTrends was reorganized as a fund of the Trust. The reorganization was a tax-free exchange, where shareholders received one share of MegaTrends for each share of The Leeb Personal Finance Fund, the predecessor fund.

The following  is a  summary of  significant  accounting  policies  consistently
followed by  the Funds in  the preparation of  their financial statements.   The
policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATIONS
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value.

The trustees determine fair value for securities when market quotations are not available or the security is subject to legal restrictions on resale (restricted security). The trustees valued the restricted security in Adrian Day Global on April 30, 1998 at $10,407 representing 0.32% of net assets. This security was acquired on July 2, 1997 at $1.84 per share when the unrestricted security price was $2.99 per share. The issuer bears the cost of registration, if any, involved in the disposition of the security.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on the same basis as used for federal tax reporting.

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 1998

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books liquid assets equal to the obligation until settlement. The investment is accounted for in the same manner as marketable portfolio securities.

C. REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The Funds use joint repurchase agreement accounts with other Funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating Fund owns an undivided interest in the account.

D. FOREIGN CURRENCY TRANSACTIONS
Some Funds may invest in securities of foreign issuers. The accounting records of these Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

E. OPTIONS
Some Funds may write or purchase options on securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. For the six months ended April 30, 1998, transactions in written options were as follows:

                                   Number of                Premiums
                                   Contracts                Received

Options outstanding at
     beginning of year                   ---                $    ---
Options written                           55                  10,767
Options terminated inclosing
     purchase transactions               (28)                 (4,552)
Options expired                          ---                     ---
                              ---------------          ---------------
Options outstanding at
     April 30, 1998                       27                $  6,215

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 1998



F. INCOME TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the Fund's understanding of the tax rules and regulations in the foreign markets.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Funds' capital accounts to re-flect income and gains available for distribution under income tax regulations. The Funds make distributions at least annually.

H. EXPENSES
Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the Funds are applied as a reduction of expenses to the extent of such related cost; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Funds' custodian so the custodian fees are paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

I. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2: RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the "Manager"), under an investment advisory agree-ment with the Trust in effect through March 8, 1999, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Manager also furnishes all necessary office faci-lities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Manager. For each fund, the Manager has contracted with and compensates Sub-Advisors to serve in the execution of the Manager's investment responsibilities as follows:


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

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 1998



          Bonnel Growth                 Bonnel, Inc.
          MegaTrends                    Money Growth Institute, Inc.
          Adrian Day Global             Global Strategic Management, Inc.
          Regent Eastern European       Regent Fund Management, Ltd.

For the services of the Manager, each Fund pays a management fee at an annual rate of 1% for Bonnel Growth and MegaTrends and 1.25% for Adrian Day Global and Regent Eastern European based on their average net assets. Fees are accrued daily and paid monthly.

From November 1, 1997 to January 31, 1998, the Manager agreed to limit the annual expenses of Adrian Day Global to 2.50% of its average net assets and of Regent Eastern European to 3.25% of its average net assets.

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Manager, is transfer agent and accounting service agent for the Funds. Each Fund pays an annual fee based on the number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. For maintaining the books and records of the Funds and calculating the daily net asset values, USSI is paid a fee based on Fund net assets subject to a minimum fee. Additionally, the Manager is reimbursed at cost for in-house legal services pertaining to each Fund. Effective November 1, 1997, the Funds changed to Brown Brothers Harriman & Co. as the new custodian, fund accounting and administration service agent with a fee structure based on average net assets.

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to .25% of its average net assets to be used for, or to reimburse the Manager for, expenditures in connection with sales and promotional services related to the distribution of each Fund's shares. MegaTrends adopted the plan on November 18, 1996.

Brimberg & Co., L.P., a broker-dealer affiliate of Money Growth Institute, Inc., received $4,910, representing 42% of commissions paid by MegaTrends on purchases and sales of securities during the six months ended April 30, 1998.

During the six months ended April 30, 1998, A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, was paid $6,833 for mailing services provided to the Funds.

The two independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 per each meeting attended. The fees are allocated among the four Funds.

NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 1998



At April 30, 1998, individual shareholders holding more than 5% of outstanding shares comprised 23.2% of Adrian Day Global (including 10.8% held by the Fund's Sub-Advisor).

The former administrative services agent, shareholder servicing and transfer agent and the accounting services agent for MegaTrends were affiliates of the former manager. Fees for administrative services, which terminated with the change in Manager. Fees for administrative services, which terminated with the change in Manager, were based on the Fund's average net assets. For the period from July 1 through November 17, 1996, the former manager reimbursed the Fund $20,988 for fees and expenses.

NOTE 3: INVESTMENTS

Purchases and sales of long-term securities for the six months ended April 30, 1998 are summarized as follows:

     FUND                          PURCHASES               SALES
--------------------------------------------------------------------------------
     Bonnel Growth              $101,825,122        $108,669,162
     MegaTrends                    3,672,983           5,080,042
     Adrian Day Global             1,350,610             786,646
     Regent Eastern European       3,302,789           2,356,969

The following table presents the income tax basis of securities owned at April 30, 1998, and the tax basis components of net unrealized appreciation or depreciation:

FUND                      AGGREGATE        GROSS          GROSS   NET UNREALIZED
                               COST   UNREALIZED     UNREALIZED     APPRECIATION
                                    APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------------------------------------------------------------------------------
Bonnel Growth           $91,880,609  $18,729,701     $1,674,267     $17,055,434
MegaTrends               20,161,872    7,198,508        929,053       6,269,455
Adrian Day Global         3,690,551      118,442        597,273        (478,831)
Regent Eastern European   9,720,604    1,090,455      1,067,391          23,064

Regent Eastern European may be exposed to risk not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include disruptive political or economic con-ditions and the possible imposition of adverse governmental laws or currency ex-change restrictions.

FINANCIAL HIGHLIGHTS

BONNEL GROWTH

For a capital share outstanding during the:

                     Six Months ended    Period Ended        Year Ended
                            April 30,     October 31,       September 30,
                                                       -------------------------
                                 1998           1997*  1997      1996     1995**
Net asset value,
beginning of period        $    19.68      $   21.86 $ 17.15  $ 14.81  $ 10.02
--------------------------------------------------------------------------------
Investment Activities
     Net investment income
     (loss)                      (.11)          (.03)   (.21)    (.14)    (.07)
     Net realized and
     unrealized gain (loss)      2.26          (2.15)   5.09     3.13     4.91
                              --------       --------  ------   ------   ------
     Total from investment
     activities                  2.15          (2.18)   4.88     2.99     4.84
                              --------       --------  ------   ------   ------
Distributions
     In excess of net
     investment income            ---            ---     ---      ---     (.05)
     From net realized
     gains                      (3.71)           ---    (.17)     ---      ---
     In excess of net
     realized gains               ---            ---     ---     (.65)     ---
                              --------       --------  ------   ------   ------
Total distribution              (3.71)           ---    (.17)    (.65)    (.05)

--------------------------------------------------------------------------------
Net asset value,
end of period                 $ 18.12         $19.68 $ 21.86  $ 17.15  $ 14.81
--------------------------------------------------------------------------------
Total Return
(excluding account fees)        12.89 %        (9.97)% 28.67 %  21.27 %  48.74 %
Ratios to Average Net
Assets (a):
     Net investment
     income (loss)              (1.25)%        (1.43)% (1.18)%  (1.32)%  (1.46)%
     Total expenses              1.74 %         1.72 %  1.77 %   1.83 %   2.50 %
     Expenses reimbursed
      or offset                   ---            ---     ---      ---     (.02)%
     Net expenses                1.74 %         1.72 %  1.77 %   1.83 %   2.48 %
Average commission rate
paid                           0.0688         0.0685  0.0685   0.0708      n/a
Portfolio turnover rate            97 %           52 %   239 %    212 %    145 %

Net assets, end of
period (in thousands)        $109,798       $104,643 $117,891 $90,696  $24,673


*   Change in fiscal year end.
**  From October 17, 1994, commencement of operations.
(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


See accompanying notes to financial statements.

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

FINANCIAL HIGHLIGHTS

MEGATRENDS

For a capital share outstanding during the:

                     Six Months ended    Period Ended        Year Ended
                            April 30,     October 31,       September 30,
                                                       -------------------------
                                 1998           1997*    1997**  1996     1995

Net asset value,
beginning of period           $ 13.90        $ 13.45  $ 11.27  $ 11.17 $ 10.29
--------------------------------------------------------------------------------
Investment Activities
     Net investment income
     (loss)                      (.03)           .01      .01      .17     .28
     Net realized and
     unrealized gain (loss)      1.47            .44     2.39     1.72     .95
     Total from investment
     activities                  1.44            .45     2.40     1.89    1.23
Distributions
     From net
     investment income           (.01)           ---     (.01)    (.17)   (.28)
     From net realized gains    (2.01)           ---     (.21)   (1.61)    ---
     In excess of net
     realized gains               ---            ---      ---     (.01)   (.07)
                                ------         ------   ------   ------  ------
     Total distribution         (2.02)           ---     (.22)   (1.79)   (.35)

--------------------------------------------------------------------------------
Net asset value,
end of period                 $ 13.32        $ 13.90   $ 13.45 $ 11.27 $ 11.17
--------------------------------------------------------------------------------
Total Return
(excluding account fees)        12.16 %         3.34 %   20.72 % 17.10 % 12.20 %
Ratios to Average Net
Assets (a):
     Net investment income
     (loss)                      (.37)%          .23 %     .09 %  1.30 %  2.36 %
     Total expenses              2.16 %         1.76 %    1.97 %  2.10 %  1.98 %
     Expenses reimbursed
     or offset                    ---            ---      (.09)%  (.60)%  (.48)%
     Net expenses                2.16 %         1.76 %    1.88 %  1.50 %  1.50 %
Average commission rate
paid                          $0.0597        $0.0777   $0.0800     n/a     n/a
Portfolio turnover rate            31 %           13 %      62 %   115 %   163 %

Net assets, end of
period (in thousands)         $26,411        $25,492   $25,160 $27,945 $32,976




*   Change in fiscal year end.
**  Effective November 18, 1996, the Fund changed to a new investment manager.


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

FINANCIAL HIGHLIGHTS

MEGATRENDS


                                               Year Ended
                                                 June 30,
                                      -------------------
                                      1994           1993

Net asset value,
beginning of period                 $10.84         $10.36
--------------------------------------------------------------------------------
Investment Activities
     Net investment income
     (loss)                            .19            .15
     Net realized and
     unrealized gain (loss)           (.35)           .55
     Total from investment
     activities
Distributions                         (.16)           .70
     From net
     investment income                (.19)          (.15)
     From net realized gains          (.20)          (.07)
     In excess of net
     realized gains                    ---            ---
                                     ------         ------
     Total distribution               (.39)          (.22)

--------------------------------------------------------------------------------
Net asset value,
end of period                       $10.29         $10.84
--------------------------------------------------------------------------------
Total Return
(excluding account fees)             (1.50)%         6.79 %
Ratios to Average Net
Assets (a):
     Net investment income
     (loss)                           1.65 %         1.60 %
     Total expenses                   1.81 %         1.95 %
     Expenses reimbursed
     or offset                        (.31)%         (.45)%
     Net expenses                     1.50 %         1.50 %
Average commission rate
paid                                   n/a            n/a
Portfolio turnover rate                143 %           83 %

Net assets, end of
period (in thousands)              $45,523        $58,955



(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.



See accompanying notes to financial statements.

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

FINANCIAL HIGHLIGHTS

ADRIAN DAY GLOBAL OPPORTUNITY

For a capital share outstanding during the:


                          Six Months ended        Year Ended
                                 April 30,       October 31,
                                      1998             1997*

Net asset value,
beginning of period                $  8.96           $ 10.00
--------------------------------------------------------------------------------
Investment Activities
     Net investment
     income (loss)                     .01               .08
     Net realized and
     unrealized gain (loss)           (.33)            (1.12)
     Total from investment
     activities                       (.32)            (1.04)
Distributions
     From net investment
     income                           (.14)              ---
     From net realized gains           ---               ---
                                   --------          --------
Total distribution                    (.14)              ---

--------------------------------------------------------------------------------
Net asset value,
end of period                      $  8.50           $  8.96
--------------------------------------------------------------------------------
Total Return
(excluding account fees)             (3.54)%          (10.40)%
Ratios to Average Net
Assets (a):
     Net investment loss               .02 %            1.71 %
     Total expenses                   5.99 %            5.63 %
     Expenses reimbursed
     or offset                       (2.28)%           (3.13)%
     Net expenses                     3.71 %            2.50 %
Average commission rate
paid                               $0.0066           $0.0119
Portfolio turnover rate                 81 %              13 %

Net assets, end of
period (in thousands)              $ 3,262           $ 3,426






(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.



* From February 20, 1997, commencement of operations.

FINANCIAL HIGHLIGHTS

REGENT EASTERN EUROPEAN

For a capital share outstanding during the:


                                    Six Months ended        Year Ended
                                           April 30,       October 31,
                                                1998             1997*

Net asset value,
beginning of period                         $  11.19        $   10.00
--------------------------------------------------------------------------------
Investment Activities
     Net investment
     income (loss)                              (.09)            (.01)
     Net realized and
     unrealized gain (loss)                      .76             1.20
     Total from investment
     activities                                  .67             1.19
Distributions
     From net investment
     income                                     (.01)             ---
     From net realized gains                    (.05)             ---
                                              --------          --------
Total distribution                              (.06)             ---

--------------------------------------------------------------------------------
Net asset value,
end of period                               $  11.80       $   11.19
--------------------------------------------------------------------------------
Total Return
(excluding account fees)                        5.99 %         11.90 %
Ratios to Average Net
Assets (a):
     Net investment loss                       (1.69)%          (.49)%
     Total expenses                             3.93 %          4.98 %
     Expenses reimbursed
     or offset                                  (.68)%         (1.73)%
     Net expenses                               3.25 %          3.25 %
Average commission rate
paid                                        $ 0.0513        $ 0.0804
Portfolio turnover rate                           69 %            11 %

Net assets, end of
period (in thousands)                       $  9,821        $  8,778








(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.


** From March 31, 1997, commencement of operations.

See accompanying notes to financial statements.

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NOTES


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---blank page---



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


--Back Cover--












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U.S. Global Investors
P.O. Box 781234
San Antonio, Texas  78278-1234
1-800-US-FUNDS